UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 450 Wireless Blvd.; Hauppauge, NY 11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

1/31

Date of reporting period:  4/30/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Palantir Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2009
Shares					Value

		COMMON STOCK - 43.9%
		AGRICULTURE - 5.4%
1,290,000		China Green Holdings Ltd.			$ 1,033,680
3,120,000		Golden Agri-Resources Ltd.			771,617
					1,805,297
		COAL - 1.4%
75,000		Patriot Coal Corp. **			472,500

		FINANCIALS - 4.0%
20,000	*	Annaly Capital Management, Inc.			281,400
200	*	Berkshire Hathaway, Inc. **			613,000
85,000		Endeavour Financial Corp.			101,591
100,000		Sterling Financial Corp.			319,000
					1,314,991
		FOOD - 1.4%
500		Seaboard Corp.			467,500

		INDUSTRIALS - 5.2%
30,000	*	Northwest Pipe Co. **			1,137,900
100,000	*	Titan International, Inc.			605,000
					1,742,900
		MINING - 6.9%
15,000		Franco-Nevada Corp.			320,301
400,000	*	International Royalty Corp.			980,000
150,000		Thompson Creek Metals Co., Inc. **			1,011,000
					2,311,301
		OIL & GAS - 13.1%
500,000	*	Advantage Energy Income Fund			1,335,000
100,000		ATP Oil & Gas Corp. **			716,000
50,000	*	Enerplus Resources Fund			944,000
20,000		EV Energy Partner LP			361,000
60,000	*	Linn Energy LLC			992,400
					4,348,400
		PIPELINES - 1.2%
100,000	*	Eagle Rock Energy Partners LP			379,000

Palantir Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2009
Shares					Value
		TRANSPORTATION - 3.5%
100,000	*	AerCap Holdings NV **			$ 468,000
24,000		Overseas Shipholding Group, Inc.			689,040
					1,157,040
		WATER - 1.8%
20,000	*	Pico Holdings, Inc. **			600,000

		TOTAL COMMON STOCK (Cost - $14,839,280)			14,598,929

		EXCHANGE TRADED FUNDS - 5.6%
30,000		India Fund, Inc.			617,400
100,000		Japan Smaller Capitalization Fund, Inc.			616,000
25,000		PowerShares DB Agriculture Fund **			632,250
		TOTAL EXCHANGE TRADED FUNDS (Cost - $1,806,572)			1,865,650

Par Value		BONDS & NOTES - 2.2%	Coupon Rate %	Maturity Date	Value
		BANKING - 2.2%
1,640,000	***	European Investment Bank **	8.75%	9/28/2009	746,104
		(Cost - $982,220)

Shares		SHORT-TERM INVESTMENTS - 47.8%
13,905,924		Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.19% ****			13,905,924

2,000,000	*	United States Treasury Bonds, to yield 0.15% due 7/23/2009			1,999,539

		TOTAL SHORT-TERM INVESTMENTS (Cost - $15,905,463)			15,905,463

		TOTAL INVESTMENTS - 99.5% (Cost - $33,533,535)(a)			$ 33,116,146
		OTHER ASSETS LESS LIABILITIES - 0.5%			158,706
		NET ASSETS - 100.0%			$ 33,274,852

Palantir Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2009
Shares					Value
		SECURITIES SOLD SHORT - (18.1) %
14,000		Alexion Pharmaceuticals, Inc. **			$ 467,880
10,000		Allstate Corp.			233,300
12,000		American Italian Pasta Co. **			377,280
5,000		Apollo Group, Inc. **			314,750
12,000		Digital Realty Trust, Inc.			432,120
6,000		Freeport-McMoRan Copper & Gold, Inc.			255,900
12,500		iShares Barclays 20+ Year Treasury Bond Fund			1,226,000
60,000		iShares Silver Trust **			732,000
3,000		ITT Educational Services, Inc. **			302,310
75,000		Penn West Energy Trust			822,750
10,000		SPDR Gold Trust **			872,700
		TOTAL SECURITIES SOLD SHORT			$ 6,036,990
		(Proceeds - $5,973,063)

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially similar and differs from market value by net unrealized/realized appreciation / (depreciation) of securities as follows
			Unrealized appreciation:		$ 2,426,578
			Unrealized depreciation:		(2,593,054)
			Net unrealized appreciation/(depreciation):		$ (166,476)

* A portion of these securities are held as collateral for short sales.
** Non-Income producing security
*** Par value stated in Brazilian Real
**** Money market fund; interest rate reflects seven-day effective yield on April 30, 2009.
ADR - American Depositary Receipts

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements
These inputs are summarized in the three broad levels listed below.
Level 1- quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The Following is a summary of the inputs in valuing the Fund's assets, which are carried at fair value, as of April 30, 2009

Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$ 33,116,146	-
Level 2 - Other Significant Observable Prices	-	-
Level 3 - Significant Unobservable Inputs	-	-
TOTAL	$ 33,116,146	-
* Other financial instruments include futures, forwards and swap contracts

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/29/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/29/09

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/29/09